OTHER INCOME: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER INCOME, NET:
Interest and dividend income	$ 1,582	$ 1,445	$ 1,369
Gains on trading securities relating to deferred compensation plans	4,901	10,588	4,616
Interest expense	(99)	(92)	(137)
Gain on step acquisition	1,821
Impairment of equity investment		(975)	(850)
Equity method investment loss		(967)	(1,019)
Foreign exchange gains(losses)	(861)	(790)	442
Capital gains(losses)	(219)	2,576	(59)
Miscellaneous, net	246	345	323
Total other income, net	$ 7,371	$ 12,130	$ 4,685